Property, Plant and Equipment, Net, and Investment Property, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net
Balance at beginning of the period	$ 87,922,126	$ 83,281,627
Additions	17,315,387	23,267,847	$ 20,131,738
Balance at end of the period	82,236,399	87,922,126	83,281,627
Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	226,508,751	208,238,914
Additions	17,315,387	23,267,847
Dismantling cost	195,304	69,350
Retirements and reclassifications to other accounts	(6,848,835)	(4,554,545)
Transfers from intangibles assets, net	(502,017)	(547,940)
Effect of translation	(162,945)	35,125
Transfers investment property	(3,867,138)
Balance at end of the period	232,638,507	226,508,751	208,238,914
Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period	(138,586,625)	(124,957,287)
Retirements and reclassifications to other accounts	4,648,476	4,141,389
Depreciation, property, plant and equipment	(17,579,713)	(17,730,550)
Effect of translation	121,781	(40,177)
Transfers investment property	993,973
Balance at end of the period	(150,402,108)	(138,586,625)	(124,957,287)
Buildings and Land
Property, Plant and Equipment, Net
Balance at beginning of the period	9,659,391	9,579,153
Balance at end of the period	6,953,161	9,659,391	9,579,153
Buildings and Land | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	15,202,600	14,886,912
Additions	3,329	2,290
Retirements and reclassifications to other accounts	(91,077)	(93,883)
Transfers and reclassifications	226,903	412,054
Effect of translation	(15,030)	(4,773)
Transfers investment property	(3,867,138)
Balance at end of the period	11,459,587	15,202,600	14,886,912
Buildings and Land | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period	(5,543,209)	(5,307,759)
Retirements and reclassifications to other accounts	252,367	70,754
Depreciation, property, plant and equipment	(211,805)	(304,842)
Effect of translation	2,248	(1,362)
Transfers investment property	993,973
Balance at end of the period	(4,506,426)	(5,543,209)	(5,307,759)
Technical equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	57,193,503	54,013,318
Balance at end of the period	58,524,011	57,193,503	54,013,318
Technical equipment | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	172,795,206	157,262,188
Additions	13,978,378	14,334,876
Dismantling cost	195,304	69,350
Retirements and reclassifications to other accounts	(6,171,083)	(2,423,831)
Transfers and reclassifications	5,900,361	3,513,272
Effect of translation	(148,110)	39,351
Balance at end of the period	186,550,056	172,795,206	157,262,188
Technical equipment | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period	(115,601,703)	(103,248,870)
Retirements and reclassifications to other accounts	3,520,999	3,326,801
Depreciation, property, plant and equipment	(16,063,925)	(15,641,059)
Effect of translation	118,584	(38,575)
Balance at end of the period	(128,026,045)	(115,601,703)	(103,248,870)
Satellite Transponders
Property, Plant and Equipment, Net
Balance at beginning of the period	1,772,611	2,055,025
Balance at end of the period	1,490,197	1,772,611	2,055,025
Satellite Transponders | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	6,026,094	6,026,094
Additions	0	0
Dismantling cost	0	0
Retirements and reclassifications to other accounts	0	0
Transfers from intangibles assets, net	0	0
Transfers and reclassifications	0	0
Effect of translation	0	0
Transfers investment property	0
Balance at end of the period	6,026,094	6,026,094	6,026,094
Satellite Transponders | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period	(4,253,483)	(3,971,069)
Retirements and reclassifications to other accounts	0	0
Depreciation, property, plant and equipment	(282,414)	(282,414)
Effect of translation	0	0
Transfers investment property	0
Balance at end of the period	(4,535,897)	(4,253,483)	(3,971,069)
Furniture and Fixtures
Property, Plant and Equipment, Net
Balance at beginning of the period	521,800	545,329
Balance at end of the period	414,411	521,800	545,329
Furniture and Fixtures | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	1,298,803	1,263,800
Additions	35,064	68,201
Retirements and reclassifications to other accounts	(148,546)	(62,210)
Transfers and reclassifications	29,147	28,976
Effect of translation	(41)	36
Balance at end of the period	1,214,427	1,298,803	1,263,800
Furniture and Fixtures | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period	(777,003)	(718,471)
Retirements and reclassifications to other accounts	70,413	58,751
Depreciation, property, plant and equipment	(93,462)	(117,255)
Effect of translation	36	(28)
Balance at end of the period	(800,016)	(777,003)	(718,471)
Transportation Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	1,242,004	1,090,966
Balance at end of the period	1,057,465	1,242,004	1,090,966
Transportation Equipment | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	3,407,907	3,122,232
Additions	118,028	395,005
Retirements and reclassifications to other accounts	(523,397)	(280,189)
Transfers and reclassifications	24,357	170,788
Effect of translation	(148)	71
Balance at end of the period	3,026,747	3,407,907	3,122,232
Transportation Equipment | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period	(2,165,903)	(2,031,266)
Retirements and reclassifications to other accounts	406,901	127,440
Depreciation, property, plant and equipment	(210,362)	(262,008)
Effect of translation	82	(69)
Balance at end of the period	(1,969,282)	(2,165,903)	(2,031,266)
Computer Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	2,117,027	2,092,070
Balance at end of the period	1,564,859	2,117,027	2,092,070
Computer Equipment | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	9,514,099	9,198,382
Additions	201,745	339,967
Retirements and reclassifications to other accounts	(558,400)	(618,714)
Transfers and reclassifications	84,970	594,158
Effect of translation	(655)	306
Balance at end of the period	9,241,759	9,514,099	9,198,382
Computer Equipment | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period	(7,397,072)	(7,106,312)
Retirements and reclassifications to other accounts	215,279	557,776
Depreciation, property, plant and equipment	(495,891)	(848,426)
Effect of translation	784	(110)
Balance at end of the period	(7,676,900)	(7,397,072)	(7,106,312)
Leasehold Improvements
Property, Plant and Equipment, Net
Balance at beginning of the period	880,244	1,032,096
Balance at end of the period	661,518	880,244	1,032,096
Leasehold Improvements | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	3,728,496	3,605,636
Additions	23,279	17,508
Retirements and reclassifications to other accounts	(331,212)	(19,860)
Transfers and reclassifications	128,544	125,175
Effect of translation	(47)	37
Balance at end of the period	3,549,060	3,728,496	3,605,636
Leasehold Improvements | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period	(2,848,252)	(2,573,540)
Retirements and reclassifications to other accounts	182,517	(133)
Depreciation, property, plant and equipment	(221,854)	(274,546)
Effect of translation	47	(33)
Balance at end of the period	(2,887,542)	(2,848,252)	(2,573,540)
Construction and Projects in Progress
Property, Plant and Equipment, Net
Balance at beginning of the period	14,535,546	12,873,670
Balance at end of the period	11,570,777	14,535,546	12,873,670
Construction and Projects in Progress | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	14,535,546	12,873,670
Additions	2,955,564	8,110,000
Retirements and reclassifications to other accounts	974,880	(1,055,858)
Transfers from intangibles assets, net	(502,017)	(547,940)
Transfers and reclassifications	(6,394,282)	(4,844,423)
Effect of translation	1,086	97
Balance at end of the period	$ 11,570,777	$ 14,535,546	$ 12,873,670